Mezzanine and Stockholders’ Equity - Schedule of Activity Related to USARE LLC Warrants (Details) $ / shares in Units, shares in Thousands	6 Months Ended
Jun. 30, 2025 USD ($) $ / shares shares
USARE LLC Series A Investor Warrants
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Units, Outstanding Beginning Balance	3,000
Weighted Average Exercise Price, Outstanding Beginning Balance (in Dollars per share) | $ / shares	$ 12
Intrinsic Value, Outstanding Beginning Balance (in Dollars) | $	$ 0
Issuance of warrants – additional Class A Preferred	2,279
Conversion to Series A Preferred Investor Warrant	(5,279)
Units, Outstanding Ending Balance
USARE LLC Warrants to Acquire Class B Common Units
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Units, Outstanding Beginning Balance	8,315
Weighted Average Exercise Price, Outstanding Beginning Balance (in Dollars per share) | $ / shares	$ 0.24
Intrinsic Value, Outstanding Beginning Balance (in Dollars) | $	$ 16,000
Units, Cashless exercise to class B Common Units	(8,315)
Units, Outstanding Ending Balance
USARE LLC Warrants to Acquire Class C Preferred Units
Schedule of Activity Related to USARE LLC Warrants [Line Items]
Units, Outstanding Beginning Balance	1,949
Weighted Average Exercise Price, Outstanding Beginning Balance (in Dollars per share) | $ / shares	$ 1.06
Intrinsic Value, Outstanding Beginning Balance (in Dollars) | $	$ 1,956
Units, Dividends	19
Weighted Average Exercise Price, Dividends (in Dollars per share) | $ / shares	$ 1.73
Units, Cashless exercise to class B Common Units	(1,968)
Units, Outstanding Ending Balance